Employees' Stock Incentive Plans and Management Incentive Plans (Unvested Stock Options) (Details) (USD $)	7 Months Ended	11 Months Ended	12 Months Ended		1 Months Ended
	Dec. 29, 2013	Dec. 29, 2013	Apr. 29, 2012	Apr. 27, 2011	Jun. 07, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Options granted, Number of Options	14,300,000	1,540,000	1,649,000	1,733,000
Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Unvested options at beginning of period					3,961,000
Options granted, Number of Options		1,540,000
Options vested, number of options		(1,662,000)			(3,961,000)
Options forfeited, number of options		(107,000)
Unvested options at end of period			4,190,000		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested options, Weighted Grant Date Fair Value, Beginning Balance					$ 5.59
Options granted, Weighted Grant Date Fair Value		5.79
Options vested, Weighted Grant Date Fair Value		5.39			$ 5.59
Options forfeited, Weighted Average Grant Date Fair Value		5.61
Unvested options, Weighted Grant Date Fair Value, Ending Balance			5.43		$ 0.00
Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Options granted, Number of Options	14,300,000
Unvested options at end of period	14,300,000	14,300,000			0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Options granted, Weighted Grant Date Fair Value	2.43
Unvested options, Weighted Grant Date Fair Value, Ending Balance	2.43	2.43			$ 0.00